CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Revenues
Packaged tours	¥ 1,830,630	$ 266,254	¥ 1,589,353	¥ 10,147,148
Others	409,519	59,562	602,747	401,100
Total revenues	2,240,149	325,816	2,192,100	10,548,248
Less: Business and related taxes	0	0	0	(17,307)
Net revenues	2,240,149	325,816	2,192,100	10,530,941
Cost of revenues	(1,065,022)	(154,901)	(1,024,206)	(9,891,736)
Gross profit	1,175,127	170,915	1,167,894	639,205
Operating expenses
Research and product development	(315,222)	(45,847)	(541,126)	(601,402)
Sales and marketing	(778,126)	(113,174)	(894,148)	(1,900,397)
General and administrative	(487,372)	(70,885)	(637,795)	(658,790)
Other operating income	56,599	8,232	21,749	22,323
Total operating expenses	(1,524,121)	(221,674)	(2,051,320)	(3,138,266)
Loss from operations	(348,994)	(50,759)	(883,426)	(2,499,061)
Other income/(expenses)
Interest and investment income, net	152,929	22,243	130,250	87,305
Foreign exchange losses, net	(11,729)	(1,706)	(2,394)	(9,734)
Other (loss)/income, net	8,576	1,247	(121)	(2,553)
Loss before income tax expense	(199,218)	(28,975)	(755,691)	(2,424,043)
Income tax benefit/(expense)	(153)	(22)	(15,625)	1,711
Net loss	(199,371)	(28,997)	(771,316)	(2,422,332)
Net loss attributable to noncontrolling interests	(14,037)	(2,042)	(4,934)	(15,104)
Net (loss)/income attributable to redeemable noncontrolling interests	178	26	922	(34)
Net loss attributable to Tuniu Corporation	(185,512)	(26,981)	(767,304)	(2,407,194)
Accretion on redeemable noncontrolling interests	(2,422)	(352)	(5,725)	(106)
Net loss attributable to ordinary shareholders	(187,934)	(27,333)	(773,029)	(2,407,300)
Net loss	(199,371)	(28,997)	(771,316)	(2,422,332)
Other comprehensive income/(loss)
Foreign currency translation adjustment, net of nil tax	11,693	1,701	(128,539)	233,900
Comprehensive loss	(187,678)	(27,296)	(899,855)	(2,188,432)
Comprehensive loss attributable to noncontrolling interests	(14,037)	(2,042)	(4,934)	(15,104)
Comprehensive (loss)/income attributable to redeemable noncontrolling interests	178	26	922	(34)
Comprehensive loss attributable to Tuniu Corporation	¥ (173,819)	$ (25,280)	¥ (895,843)	¥ (2,173,294)
Loss per share
Basic and diluted | (per share)	¥ (0.50)	$ (0.07)	¥ (2.04)	¥ (6.45)
Weighted average number of ordinary shares used in computing basic and diluted loss per share	377,744,381	377,744,381	378,230,039	373,347,855